Fair Value - Schedule of Equity Method Investments Key Assumptions (Details) $ in Millions	Sep. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)
Schedule of Equity Method Investments [Line Items]
Equity investments	$ 561	$ 573
Level 3
Schedule of Equity Method Investments [Line Items]
Equity investments	$ 457	$ 466
Level 3 | Valuation Technique, Probability-Weighted, Expected Return
Schedule of Equity Method Investments [Line Items]
Equity method investments, fair value option, time to future exit	1 year 6 months	1 year 6 months
Level 3 | Valuation Technique, Probability-Weighted, Expected Return | Measurement Input, Probability Of IPO, Time To Future Exit Scenario
Schedule of Equity Method Investments [Line Items]
Equity method investments, fair value option, measurement input	1	1
Level 3 | Valuation Technique, Probability-Weighted, Expected Return | Measurement Input, Discount Rate
Schedule of Equity Method Investments [Line Items]
Equity method investments, fair value option, measurement input	0.176	0.176
Level 3 | Minimum | Valuation Technique, Discounted Cash Flow | LTM Revenue Multiple
Schedule of Equity Method Investments [Line Items]
Equity method investments, fair value option, measurement input	1.2	1.2
Level 3 | Maximum | Valuation Technique, Discounted Cash Flow | LTM Revenue Multiple
Schedule of Equity Method Investments [Line Items]
Equity method investments, fair value option, measurement input	1.4	1.4